Note 5 - Concentrations (Details)	12 Months Ended
	Dec. 31, 2013 TwoCustomers [Member] Accounts Receivable [Member]	Dec. 31, 2012 Three Customers [Member] Accounts Receivable [Member]	Dec. 31, 2013 Development Construction And Electricity Sales [Member] Sales [Member]	Dec. 31, 2012 Sales Revenue, Product Line [Member]
Note 5 - Concentrations (Details) [Line Items]
Concentration Risk, Percentage	64.00%	48.00%	55.00%	49.00%
Concentration Risk, Customer			three	two